Operating Lease (Details)	Dec. 31, 2023 USD ($) m²	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 09, 2021 m²
Operating Lease [Line Items]
Lease deposit (in Dollars) | $	$ 22,779	$ 33,127	$ 28,963
Lease term	12 months
Futian District [Member]
Operating Lease [Line Items]
Area of square meters	280
Jiangbei District [Member]
Operating Lease [Line Items]
Area of square meters	77.1
Panyu District [Member]
Operating Lease [Line Items]
Area of square meters	1,796.26			1,451.04
Office Space Covers [Member]
Operating Lease [Line Items]
Area of square meters	345.22
Guangdong [Member]
Operating Lease [Line Items]
Lease deposit (in Dollars) | $	$ 13,385